Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Parent Company Balance Sheets
	September 30, 2023	September 30, 2022
ASSETS
Current assets
Cash	$1,363,617	$-
Short-term investments	5,300,000	-
Prepaid expenses and other current assets	60,000	-
Intercompany receivable	-	6,750
Total current assets	6,723,617	6,750

Non-current assets
Income from investment in subsidiaries and VIE	8,337,887	4,899,615

Total assets	$15,061,504	$4,906,365

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Accounts payable	$160,000	$-
Intercompany payable	758,493	-
Total liabilities	918,493	-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 155,947,100 shares and 135,000,000 shares were issued and outstanding as of September 30, 2023 and 2022, respectively*	7,797	6,750
Additional paid-in capital	6,357,369	-
Retained earnings	7,777,845	4,899,615
Accumulated other comprehensive gain	-	-
Total shareholders’ equity	14,143,011	4,906,365

Total liabilities and shareholders’ equity	$15,061,504	$4,906,365
*	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.

Schedule of Parent Company Statements of Income and Comprehensive Income
	For the Years Ended September 30,
	2023	2022	2021
OPERATING EXPENSES
General and administrative expenses	$587,490	$-	$-

OTHER INCOME
Interest income, net	27,448	-	-

EQUITY IN EARNINGS OF SUBSIDIARIES	$3,438,272	$2,706,527	$2,193,088

NET INCOME	2,878,230	2,706,527	2,193,088
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	-	-	-
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$2,878,230	$2,706,527	$2,193,088

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended September 30,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,878,230	$2,706,527	$2,193,088
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIE and VIE’s subsidiaries	(3,438,272)	(2,706,527)	(2,193,088)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(60,000)	-	-
Accrued liabilities and other payables	160,000	-	-
Net cash used in operating activities	(460,042)	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for short-term investments	(8,933,357)	-	-
Redemption of short-term investments	3,633,357	-	-
Due from intercompany	(200)	-	-
Net cash used in investing activities	(5,300,200)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings	8,000,000	-	-
Direct costs disbursed from initial public offerings proceeds	(1,212,779)	-	-
Proceeds from exercise of over-allotment option	336,638	-	-
Net cash provided by financing activities	7,123,859	-	-

CHANGES IN CASH	1,363,617	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$1,363,617	$-	$-